Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

April 11, 2013

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Metropolitan Series Fund (the “Trust”)

-Registration Statement on Form N-1A

File No. 002-80751

CIK – 0000710826

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, enclosed for filing electronically is Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A of Metropolitan Series Fund (the “Trust”). This Amendment is being filed solely to delay the effectiveness of Post-Effective Amendment No. 66 to the Trust’s Registration Statement, filed on February 11, 2013, until April 29, 2013.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.

Michael P. Lawlor, Esq.

David C. Mahaffey, Esq.